Document and Entity Information	Aug. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 08, 2025
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address Address Line 1	c/o Magnachip Semiconductor, Ltd.
Entity Address Address Line 2	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address Address Line 3	Cheongju-si
Entity Address City Or Town	Chungcheongbuk-do
Entity Address Postal Zip Code	28581
Entity Address Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 11, 2025, Magnachip Semiconductor Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that it appointed Camillo Martino to serve as the Company’s Interim Chief Executive Officer on August 11, 2025. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosures contained in Item 5.02 of the Original Form 8-K, including the entry into (i) a Consulting Agreement by and between the Company and Mr. Martino and (ii) an Executive Service Agreement by and between Magnachip Semiconductor, Ltd. (“MSK”), the Korean operating subsidiary of the Company, and Mr. Martino, and to file such Consulting Agreement and Executive Service Agreement as Exhibit 10.1 and 10.2, respectively, hereto. The remainder of the Original Form 8-K is unchanged.
Entity Central Index Key	0001325702